Share-based Compensation (Details 4) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
2009 RSU Plan
Share based Compensation
Number Outstanding/ Exercisable	87,384
Weighted Average Remaining Contractual Life	2 years 9 months 18 days
Performance-based settled in stock
Share based Compensation
Number Outstanding/ Exercisable	36,687
Weighted Average Remaining Contractual Life	3 years 7 months 28 days
Time-based-settled in stock/cash
Share based Compensation
Number Outstanding/ Exercisable	44,564
Weighted Average Remaining Contractual Life	2 years 2 months 12 days
Time-based-settled in stock
Share based Compensation
Number Outstanding/ Exercisable	6,133
Weighted Average Remaining Contractual Life	2 years 11 days